Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Due from related parties, current:
Receivable from related parties	$ 921	$ 1,144
Loan due from related party	50	50
Loans due from employees	150	86
Total due from related parties, current	1,121	1,280
Due to related parties, current:
Payable to related parties	508	144
Total due to related parties, current	508	144
Turnovers of related parties
Sales of services	3,618	4,522	$ 12,273
Purchase of goods	947	1,548	658
Purchase of services	1,620	527	$ 486
IBS Group subsidiaries excluding Luxoft Consulting Inc. | Payment guarantee
Due to related parties, current:
Short-term debt	$ 3,710	$ 8,582